Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally makes annual grants of equity-based compensation to our executive and other corporate officers and other employees in February following the public release of year-end financial results and outlook for the upcoming year. This timing is optimal from the Compensation Committee’s standpoint for two reasons: first, the Compensation Committee has the financial results from the previous year; and second, management may notify employees of the annual grant award at or around the same time they typically notify employees of their cash annual incentive with respect to the previous year, which we typically pay in February. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of any equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee does not currently utilize stock options as an element of executive compensation.

Award Timing Method	The Compensation Committee generally makes annual grants of equity-based compensation to our executive and other corporate officers and other employees in February following the public release of year-end financial results and outlook for the upcoming year. This timing is optimal from the Compensation Committee’s standpoint for two reasons: first, the Compensation Committee has the financial results from the previous year; and second, management may notify employees of the annual grant award at or around the same time they typically notify employees of their cash annual incentive with respect to the previous year, which we typically pay in February. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of any equity awards,
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of any equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee does not currently utilize stock options as an element of executive compensation.
MNPI Disclosure Timed for Compensation Value	false